ALLEGIANT FUNDS

                               A, B, and C Shares

     Supplement dated July 27, 2005 to the Prospectus dated October 1, 2004
                          (as revised June 13, 2005).

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 82 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Hitesh Patel, PhD                          Mr. Patel has overall responsibility for quantitative research and
Director of Structured Equity Strategies   portfolio management.
Years with the Adviser:  less than 1
Industry Experience: 10 years              Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc.

------------------------------------------ ----------------------------------------------------------------------------
Steven Greiner, PhD                        Mr. Greiner is responsible for quantitative research and portfolio
Senior Quantitative Strategist             modeling.
Years with Adviser:  less than 1
Industry Experience: 25 years              Prior to joining the Adviser in April 2005, Mr. Greiner served as senior quantitative strategist at Harris Investment Management, Inc. since 2003.
                                           Prior to that, he served as Director of Quantitative Research with Clover
                                           Capital Management.

------------------------------------------ ----------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADINGS "QUANTITATIVE
ANALYSIS MANAGEMENT TEAM" AND "STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM"
FOUND ON PAGE 82 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Chen Chen                                  Ms. Chen is responsible for quantitative research, index strategy
Senior Quantitative Analyst                research, and structured equity research.
Years with the Adviser:  less than 1
Industry Experience: less than 1 year      Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the university of Illinois at Chicago pursuing a doctorate in
                                           Business Statistics.  It is anticipated that Ms. Chen will earn her doctorate in September 2005.  Ms. Chen earned a Masters Degree from Fudan
                                           University in July 2001.

------------------------------------------ ----------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "ASSET ALLOCATION
MANAGEMENT TEAM" FOUND ON PAGE 83 OF THE PROSPECTUS AND THE INFORMATION FOR MS.
ONTKO UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" IS DELETED.

------------------------------------------ ----------------------------------------------------------------------------
Brian L. Stine, CFA                        Mr. Stein is responsible for the management of the Aggressive Allocation,
Investment Strategist                      Balanced Allocation and Conservative Allocation Funds.
Years with the Adviser:  1
Industry Experience: 25 years              Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.

------------------------------------------ ----------------------------------------------------------------------------
Crystal Stetzy                             Ms. Stetzy is responsible for analytical support for the Asset Allocation
Strategy Analyst                           Management Team.
Years with the Adviser:  5
Industry Experience: 5 years               Prior to joining the Asset Allocation Management Team, Ms. Stetzy was a
                                           Portfolio Associate in the Client Services division of the Adviser.

------------------------------------------ ----------------------------------------------------------------------------

                                 ALLEGIANT FUNDS

                                    I Shares

     Supplement dated July 27, 2005 to the Prospectus dated October 1, 2004
                          (as revised June 13, 2005).

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 78 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Hitesh Patel, PhD                          Mr. Patel has overall responsibility for quantitative research and
Director of Structured Equity Strategies   portfolio management.
Years with the Adviser:  less than 1
Industry Experience: 10 years              Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc.

------------------------------------------ ----------------------------------------------------------------------------
Steven Greiner, PhD                        Mr. Greiner is responsible for quantitative research and portfolio
Senior Quantitative Strategist             modeling.
Years with Adviser:  less than 1
Industry Experience: 25 years              Prior to joining the Adviser in April 2005, Mr. Greiner served as senior quantitative strategist at Harris Investment Management, Inc. since 2003.
                                           Prior to that, he served as Director of Quantitative Research with Clover
                                           Capital Management.

------------------------------------------ ----------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADINGS "QUANTITATIVE
ANALYSIS MANAGEMENT TEAM" AND "STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM"
FOUND ON PAGE 78 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Chen Chen                                  Ms. Chen is responsible for quantitative research, index strategy
Senior Quantitative Analyst                research, and structured equity research.
Years with the Adviser:  less than 1
Industry Experience: less than 1 year      Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the university of Illinois at Chicago pursuing a doctorate in
                                           Business Statistics.  It is anticipated that Ms. Chen will earn her doctorate in September 2005.  Ms. Chen earned a Masters Degree from Fudan
                                           University in July 2001.

------------------------------------------ ----------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "ASSET ALLOCATION
MANAGEMENT TEAM" FOUND ON PAGE 79 OF THE PROSPECTUS AND THE INFORMATION FOR MS.
ONTKO UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" IS DELETED.

------------------------------------------ ----------------------------------------------------------------------------
Brian L. Stine, CFA                        Mr. Stein is responsible for the management of the Aggressive Allocation,
Investment Strategist                      Balanced Allocation and Conservative Allocation Funds.
Years with the Adviser:  1
Industry Experience: 25 years              Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.

------------------------------------------ ----------------------------------------------------------------------------
Crystal Stetzy                             Ms. Stetzy is responsible for analytical support for the Asset Allocation
Strategy Analyst                           Management Team.
Years with the Adviser:  5
Industry Experience: 5 years               Prior to joining the Asset Allocation Management Team, Ms. Stetzy was a
                                           Portfolio Associate in the Client Services division of the Adviser.

------------------------------------------ ----------------------------------------------------------------------------

                                 ALLEGIANT FUNDS

                                    R Shares

     Supplement dated July 27, 2005 to the Prospectus dated October 1, 2004
                          (as revised June 13, 2005).

                   This Supplement provides new and additional
                    information beyond that contained in the
                        Prospectus and should be read in
                        conjunction with the Prospectus.

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "QUANTITATIVE ANALYSIS MANAGEMENT TEAM" FOUND ON PAGE 72 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Hitesh Patel, PhD                          Mr. Patel has overall responsibility for quantitative research and
Director of Structured Equity Strategies   portfolio management.
Years with the Adviser:  less than 1
Industry Experience: 10 years              Prior to joining the Adviser in April 2005, Mr. Patel served as Director of Quantitative Research at Harris Investment Management, Inc.

------------------------------------------ ----------------------------------------------------------------------------
Steven Greiner, PhD                        Mr. Greiner is responsible for quantitative research and portfolio
Senior Quantitative Strategist             modeling.
Years with Adviser:  less than 1
Industry Experience: 25 years              Prior to joining the Adviser in April 2005, Mr. Greiner served as senior quantitative strategist at Harris Investment Management, Inc. since 2003.
                                           Prior to that, he served as Director of Quantitative Research with Clover
                                           Capital Management.

------------------------------------------ ----------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADINGS "QUANTITATIVE
ANALYSIS MANAGEMENT TEAM" AND "STRUCTURED EQUITY INVESTMENT MANAGEMENT TEAM"
FOUND ON PAGE 72 OF THE PROSPECTUS.

------------------------------------------ ----------------------------------------------------------------------------
Chen Chen                                  Ms. Chen is responsible for quantitative research, index strategy
Senior Quantitative Analyst                research, and structured equity research.
Years with the Adviser:  less than 1
Industry Experience: less than 1 year      Prior to joining the Adviser in July 2005, Ms. Chen was a full time student at the university of Illinois at Chicago pursuing a doctorate in
                                           Business Statistics.  It is anticipated that Ms. Chen will earn her doctorate in September 2005.  Ms. Chen earned a Masters Degree from Fudan
                                           University in July 2001.

------------------------------------------ ----------------------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION UNDER THE HEADING "ASSET ALLOCATION
MANAGEMENT TEAM" FOUND ON PAGE 73 OF THE PROSPECTUS AND THE INFORMATION FOR MS.
ONTKO UNDER THE HEADING "ASSET ALLOCATION MANAGEMENT TEAM" IS DELETED.

------------------------------------------ ----------------------------------------------------------------------------
Brian L. Stine, CFA                        Mr. Stein is responsible for the management of the Aggressive Allocation,
Investment Strategist                      Balanced Allocation and Conservative Allocation Funds.
Years with the Adviser:  1
Industry Experience: 25 years              Prior to joining the Adviser in 2004, Mr. Stine was a senior portfolio manager with Smith Graham & Company.

------------------------------------------ ----------------------------------------------------------------------------
Crystal Stetzy                             Ms. Stetzy is responsible for analytical support for the Asset Allocation
Strategy Analyst                           Management Team.
Years with the Adviser:  5
Industry Experience: 5 years               Prior to joining the Asset Allocation Management Team, Ms. Stetzy was a
                                           Portfolio Associate in the Client Services division of the Adviser.
------------------------------------------ ----------------------------------------------------------------------------